Leases - Schedule of Finance Leased Equipment (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Equipment lease	$ 1,145,248	$ 736,624	$ 0
Less: Accumulated amortization	(867,214)	(200,633)	0
Leased equipment, net	$ 278,034	$ 535,991	$ 0